Statements Of Changes In Equity (USD $)	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Non-Controlling Interest [Member]	Total
Balance, value at Dec. 31, 2009	$ 12,006,000	$ 272,127,000	$ (22,413,000)	$ 575,469,000	$ (4,321,000)	$ 24,326,000	$ 857,194,000
Balance, shares at Dec. 31, 2009	42,530,895
Exercise of options, value	44,000	3,546,000					3,590,000
Exercise of options, shares	162,445						223,020
Stock-based compensation		5,211,000					5,211,000
Tax benefit in respect of options exercised		710,000					710,000
Dividends paid				(63,137,000)			(63,137,000)
Fair value of non-controlling interests related to the acquisition of ITL						4,298,000	4,298,000
Other comprehensive income, net of tax			3,953,000			(1,035,000)	2,918,000
Net income attributable to non-controlling interests						11,543,000	11,543,000
Net loss attributable to non-controlling interest from discontinued operation						(374,000)	(374,000)
Net income attributable to Elbit Systems Ltd.'s shareholders				183,498,000			183,498,000
Balance, value at Dec. 31, 2010	12,050,000	281,594,000	(18,460,000)	695,830,000	(4,321,000)	38,758,000	1,005,451,000
Balance, shares at Dec. 31, 2010	42,693,340
Exercise of options, value	43,000	3,790,000					3,833,000
Exercise of options, shares	154,816						226,965
Stock-based compensation		1,996,000					1,996,000
Tax benefit in respect of options exercised		169,000					169,000
Dividends paid				(61,633,000)			(61,633,000)
Purchase of treasury shares	(240,368)				(10,101,000)		(10,101,000)
Purchase of subsidiary shares from non-controlling interest		(55,142,000)				(15,858,000)	(71,000,000)
Other comprehensive income, net of tax			(37,766,000)			504,000	(37,262,000)
Net income attributable to non-controlling interests						(508,000)	(508,000)
Net loss attributable to non-controlling interest from discontinued operation						6,487,000	6,487,000
Net income attributable to Elbit Systems Ltd.'s shareholders				90,288,000			90,288,000
Balance, value at Dec. 31, 2011	12,093,000	232,407,000	(56,226,000)	724,485,000	(14,422,000)	29,383,000	927,720,000
Balance, shares at Dec. 31, 2011	42,607,788						42,607,788
Exercise of options, value	12,000	1,340,000					1,352,000
Exercise of options, shares	33,589						69,898
Stock-based compensation		3,326,000					3,326,000
Tax benefit in respect of options exercised		161,000					161,000
Dividends paid				(50,616,000)			(50,616,000)
Purchase of treasury shares	(759,632)				(26,006,000)		(26,006,000)
Other comprehensive income, net of tax			22,682,000			1,520,000	24,202,000
Net income attributable to non-controlling interests						2,608,000	2,608,000
Net income attributable to Elbit Systems Ltd.'s shareholders				167,879,000			167,879,000	[1]
Balance, value at Dec. 31, 2012	$ 12,105,000	$ 237,234,000	$ (33,544,000)	$ 841,748,000	$ (40,428,000)	$ 33,511,000	$ 1,050,626,000
Balance, shares at Dec. 31, 2012	41,881,745						41,881,745

[1]	In thousands